Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount	0
Total Fee Amount	15,310
Total Offset Amount	14,651	[1]
Net Fee	$ 659	[1]

[1]	Global Ship Lease, Inc. previously filed a Registration Statement on Form F-3 with the U.S. Securities and Exchange Commission (File No. 333-267468), which was automatically declared effective upon filing on September 16, 2022 (the “Prior Registration Statement”), registering an indeterminate initial offering price and number of securities. In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, Global Ship Lease, Inc. deferred payment of the registration fee required for the Prior Registration Statement. Global Ship Lease, Inc. previously registered Class A common shares, par value $0.01 per share, having an aggregate offering price of up to $100,000,000, offered by means of a prospectus supplement, dated August 16, 2024, filed under Rule 424(b)(5) (the “Prospectus Supplement”) pursuant to the Prior Registration Statement. In connection with the filing of the Prospectus Supplement, Global Ship Lease, Inc. contemporaneously paid a filing fee of $14,760 (the “Initial Fee”). Global Ship Lease, Inc. sold an aggregate of $732,404.12 of Class A common shares, par value $0.01 per share, pursuant to the Prospectus Supplement and related Prior Registration Statement, resulting in (i) the use of $108.10 of the Initial Fee (calculated at the fee rate in effect on the filing date of the Prospectus Supplement), and (ii) $14,651 of the unused Initial Fee available for future offset. In accordance with Rule 457(p) under the Securities Act, Global Ship Lease, Inc. is using $14,561 of the unused Initial Fee to partially offset the $15,310 filing fee payable in connection with this filing. The offering under the Prospectus Supplement and related Prior Registration Statement was effectively deemed terminated on September 16, 2025.